Additional cash flows information (Details) - CAD ($)	9 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Aug. 31, 2022	Aug. 31, 2021
Additional cash flows information.
Advances to related parties converted to shares				$ 898,489
Unpaid share subscription				39,200
Right-of-use assets transferred to intangibles, net of accumulated depreciation				5,981
Additions to right-of-use assets	$ 922,479	$ 208,534	$ 234,608	852,467
Lease termination	$ 131,247	$ 148,002	$ 273,652	37,033
Shares issued as consideration for the acquisition of intangible assets				573,936
Shares issued as consideration for business acquisition				3,474,232
Transaction costs for share issuance transferred from prepaid				$ 213,019